UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-451-2010

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2008–June 30, 2009

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06310
Reporting Period: 07/01/2008 - 06/30/2009
Legg Mason Partners Variable Income Trust

============= LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME ==============
=============                      PORTFOLIO                      ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME ===========
==========                         PORTFOLIO                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND ==============
=============                      PORTFOLIO                      ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By: /s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer of

Date: August 18, 2009